Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Financial risk management and financial instruments
Financial assets - carrying value	R 92,029	R 87,991
Financial liabilities - carrying value	(177,816)	(168,123)
Contractual cash flows, financial assets	110,439	97,836
Contractual cash flows, financial liabilities	(252,174)	(212,252)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	105,065	91,822
Contractual cash flows, financial liabilities	(93,714)	(84,836)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,257	1,582
Contractual cash flows, financial liabilities	(18,714)	(56,508)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	411	919
Contractual cash flows, financial liabilities	(60,102)	(18,077)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,706	3,513
Contractual cash flows, financial liabilities	(79,644)	(52,831)
Non-derivative instruments
Financial risk management and financial instruments
Financial liabilities - carrying value	(175,721)	(160,996)
Contractual cash flows, non-derivative liabilities	(229,733)	(194,621)
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(74,815)	(69,049)
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(18,605)	(56,508)
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(60,001)	(18,077)
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(76,312)	(50,987)
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(124,068)	(104,834)
Contractual cash flows, non-derivative liabilities	(160,266)	(123,107)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(36,198)	(25,980)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(13,241)	(51,730)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(56,442)	(14,527)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(54,385)	(30,870)
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	(16,297)	(16,034)
Contractual cash flows, non-derivative liabilities	(34,111)	(31,386)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,261)	(2,941)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(5,364)	(4,778)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,559)	(3,550)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(21,927)	(20,117)
Lease liabilities | Previously reported
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(27,107)
Lease liabilities | Revision
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities		(4,279)
Short-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(79)	(82)
Contractual cash flows, non-derivative liabilities	(79)	(82)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(79)	(82)
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	(35,118)	(39,873)
Contractual cash flows, non-derivative liabilities	(35,118)	(39,873)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(35,118)	(39,873)
Bank overdraft
Financial risk management and financial instruments
Financial liabilities - carrying value	(159)	(173)
Contractual cash flows, non-derivative liabilities	(159)	(173)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(159)	(173)
Forward exchange contracts
Financial risk management and financial instruments
Financial liabilities - carrying value	(353)	(50)
Contractual cash flows, derivative liabilities	(18,086)	(8,986)
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(18,086)	(8,986)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial liabilities - carrying value	(579)	(454)
Contractual cash flows, derivative liabilities	(579)	(454)
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(579)	(454)
Ethane swap options
Financial risk management and financial instruments
Financial liabilities - carrying value	(158)
Contractual cash flows, derivative liabilities	(158)
Ethane swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(158)
Crude oil zero cost collar
Financial risk management and financial instruments
Financial liabilities - carrying value		(6,176)
Contractual cash flows, derivative liabilities		(6,176)
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(6,176)
Coal swap options
Financial risk management and financial instruments
Financial liabilities - carrying value		(112)
Contractual cash flows, derivative liabilities		(112)
Coal swap options | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(112)
Crude oil futures
Financial risk management and financial instruments
Financial liabilities - carrying value	(12)
Contractual cash flows, derivative liabilities	(12)
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(12)
Oxygen supply contract embedded derivative liability
Financial risk management and financial instruments
Financial liabilities - carrying value	(993)	(282)
Contractual cash flows, derivative liabilities	(3,606)	(1,850)
Oxygen supply contract embedded derivative liability | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(64)	(6)
Oxygen supply contract embedded derivative liability | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(109)
Oxygen supply contract embedded derivative liability | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(101)
Oxygen supply contract embedded derivative liability | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(3,332)	(1,844)
Other commodity derivatives
Financial risk management and financial instruments
Financial liabilities - carrying value		(53)
Contractual cash flows, derivative liabilities		(53)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(53)
Non-derivative instruments
Financial risk management and financial instruments
Financial assets - carrying value	91,041	87,123
Contractual cash flows, financial assets	91,343	87,416
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	86,791	82,569
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,119	1,447
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	273	777
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,160	2,623
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	2,803	3,023
Contractual cash flows, financial assets	3,105	3,316
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,119	1,447
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	273	777
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,713	1,092
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	30,915	38,936
Contractual cash flows, financial assets	30,915	38,936
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	30,915	38,936
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	53,926	43,140
Contractual cash flows, financial assets	53,926	43,140
Cash and cash equivalents | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	53,926	43,140
Investments | Financial assets at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	713	493
Contractual cash flows, financial assets	713	493
Investments | Financial assets at fair value through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	713	493
Investments | Financial assets at fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	1,237
Contractual cash flows, financial assets	1,237
Investments | Financial assets at fair value through profit or loss | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,237
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value	1,447	1,531
Contractual cash flows, financial assets	1,447	1,531
Long-term restricted cash | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,447	1,531
Forward exchange contracts
Financial risk management and financial instruments
Financial assets - carrying value	133	68
Contractual cash flows, financial assets	17,866	9,005
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	17,866	9,005
Crude oil futures
Financial risk management and financial instruments
Financial assets - carrying value		25
Contractual cash flows, financial assets		25
Crude oil futures | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		25
Crude oil put options
Financial risk management and financial instruments
Financial assets - carrying value	253
Contractual cash flows, financial assets	253
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	253
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets - carrying value	76	76
Contractual cash flows, financial assets	76	76
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	76	76
Crude oil zero cost collar
Financial risk management and financial instruments
Financial assets - carrying value		17
Contractual cash flows, financial assets		17
Crude oil zero cost collar | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		17
Other commodity derivatives
Financial risk management and financial instruments
Financial assets - carrying value	10	61
Contractual cash flows, financial assets	10	61
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	10	61
Oxygen supply contract embedded derivative
Financial risk management and financial instruments
Financial assets - carrying value	516	621
Contractual cash flows, financial assets	891	1,236
Oxygen supply contract embedded derivative | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	69	69
Oxygen supply contract embedded derivative | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	138	135
Oxygen supply contract embedded derivative | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	138	142
Oxygen supply contract embedded derivative | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	R 546	R 890